Share units (Details Narrative)			12 Months Ended
	Apr. 13, 2021 $ / shares shares	Jan. 20, 2021 $ / shares shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Market price | $ / shares	$ 8.73	$ 6.10
share based compensation expense | $			$ 13,095,187	$ 0
Two Zero Two One [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfOutstandingShareOptionsVest-0]		304,709
Two Zero Two Two [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfOutstandingShareOptionsVest-0]		247,890
Two Zero Two Three [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfOutstandingShareOptionsVest-0]		191,072
Share Unit Plan [Member]
IfrsStatementLineItems [Line Items]
Conversion rate			4.00%
Other conversion rate			10.00%
Shares issue	1,242,577	1,251,162
Share Unit Plan [Member] | Two Zero Two One [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfOutstandingShareOptionsVest-0]		530,692
Share Unit Plan [Member] | Two Zero Two Two [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfOutstandingShareOptionsVest-0]		417,054
Share Unit Plan [Member] | Two Zero Two Three [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfOutstandingShareOptionsVest-0]		303,416
Share Unit Plan [Member] | Director And Officers [Member]
IfrsStatementLineItems [Line Items]
Shares issue	636,887	1,158,772
Share Unit Plan [Member] | Consultants [Member]
IfrsStatementLineItems [Line Items]
Shares issue	178,293